Salary and Post-Employment Benefits Payable (Tables)	6 Months Ended
Jun. 30, 2025
Salary and Post-Employment Benefits Payable [Abstract]
Schedule of Salary and Post-Employment Benefits Payable

Salary and post-employment benefits payable as of June 30, 2025 and December 31, 2024, consist of the following:

	June 30,	December 31,
	2025	2024
Salaries payable	$830,095	$777,578
Accrued leave encashment (Note 12)	77,550	72,768
Accrued gratuity plan (Note 12)	78,708	69,094
	$986,353	$919,440